Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	INVESTORS CASH TRUST
Prospectus Date	rr_ProspectusDate	Aug. 01, 2013
Supplement [Text Block]	ict_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF THE LISTED FUND:

Investors Cash Trust — Treasury Portfolio

The following changes are effective on or about June 2, 2014:

All disclosure and references in the fund’s prospectuses to “Repurchase agreement risk” are hereby deleted.

The following disclosure replaces similar disclosure contained under the ”PRINCIPAL INVESTMENT STRATEGY” sections within the summary section and the ”FUND DETAILS” section of the fund’s prospectuses:

The fund pursues its objective by investing exclusively in short–term US Treasury securities. The timely payment of principal and interest on US Treasury securities is guaranteed by the full faith and credit of the US government.

Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ict_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF THE LISTED FUND:

Investors Cash Trust — Treasury Portfolio

The following changes are effective on or about June 2, 2014:

All disclosure and references in the fund’s prospectuses to “Repurchase agreement risk” are hereby deleted.

The following disclosure replaces similar disclosure contained under the ”PRINCIPAL INVESTMENT STRATEGY” sections within the summary section and the ”FUND DETAILS” section of the fund’s prospectuses:

The fund pursues its objective by investing exclusively in short–term US Treasury securities. The timely payment of principal and interest on US Treasury securities is guaranteed by the full faith and credit of the US government.